Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 19 – Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2021 up through May 16, 2022, the date the Company issued these consolidated financial statements.